UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2008 to July 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

July 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (16.6%)
Corporates (16.6%)
$41,000	General Electric Co.	(A-1+,P-1)	09/26/08	2.433	$40,845,658
8,300	General Electric Co.	(A-1+,P-1)	09/26/08	2.432	8,268,755
700	General Electric Co.	(A-1+,P-1)	09/26/08	2.432	697,365
2,000	IBM Corp.	(A-1,P-1)	09/02/08	2.248	1,996,107
36,800	Kimberly Clark Worldwide, Inc.	(A-1,P-1)	08/05/08	2.200	36,791,127
15,600	Merck & Co., Inc.	(A-1+,P-1)	08/15/08	2.160	15,587,078
20,000	Procter & Gamble International Funding	(A-1+,P-1)	09/19/08	2.322	19,937,661
21,800	Proctor & Gamble Co.	(A-1+,P-1)	08/29/08	2.095	21,764,563
19,700	The Coca-Cola Co.	(A-1,P-1)	08/06/08	2.180	19,694,117
15,500	The Coca-Cola Co.	(A-1,P-1)	08/07/08	2.129	15,494,575
15,000	The Coca-Cola Co.	(A-1,P-1)	10/09/08	2.231	14,936,745

TOTAL COMMERCIAL PAPER (Cost $196,013,756)					196,013,751

ASSET BACKED SECURITIES (0.6%)
45	Ace Securities Corp., Series 2003-0P1, Class A2#*	(AAA, Aaa)	12/25/33	2.821	36,258
305	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2#*	(AAA, Aaa)	09/25/33	2.801	261,474
10	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3#*	(AAA, Aaa)	03/25/34	3.011	6,665
50	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A#*	(BBB-, A3)	03/15/30	2.708	27,153
40	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A#*	(BB, Baa3)	05/15/35	2.638	16,561
60	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B#*	(AAA, Aaa)	07/25/34	2.871	29,517
87	MSDWCC Heloc Trust, Series 2005-1, Class A#*	(AAA, Aaa)	07/25/17	2.651	59,186
133	Option One Mortgage Loan Trust, Series 2003-3, Class A2#*	(AAA, Aaa)	06/25/33	2.761	86,762
36	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2#*	(AAA, Aaa)	05/25/35	2.731	27,438
7,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J#	(AA-, Aa2)	12/15/08	2.826	6,921,600

TOTAL ASSET BACKED SECURITIES (Cost $7,774,042)					7,472,614

CERTIFICATES OF DEPOSIT (0.7%)
Banks (0.7%)
8,000	Wachovia Bank NA, Notes# (Cost $8,000,000)	(AA-, Aa3)	01/12/09	2.998	7,992,978

STRUCTURED NOTES (25.8%)
53,600	AIG: Commodity Index Linked Notes Rule 144A‡#	(A-1+,P-1)	12/08/08	2.527	73,344,632
48,500	AIG: Commodity Index Linked Notes Rule 144A‡#	(A-1+,P-1)	01/29/09	2.643	77,478,265
22,000	Barclays Bank PLC: Commodity Index Linked Notes Rule 144A‡#	(A-1+,P-1)	11/25/08	2.743	32,401,226
6,500	Barclays Bank PLC: Commodity Index Linked Notes Rule 144A‡#	(A-1+,P-1)	01/20/09	2.763	9,282,539
26,500	Commonwealth Bank of Australia: Commodity Index Linked Notes Rule 144A‡#	(A-1+,P-1)	03/11/09	2.591	33,740,595
2,700	Merrill Lynch & Company, Inc.: Commodity Index Linked Notes Rule 144A‡#	(A-1,P-1)	02/17/09	2.408	3,747,384
6,300	Merrill Lynch & Company, Inc.: Commodity Index Linked Notes Rule 144A‡#	(A-1,P-1)	04/28/09	2.460	6,141,744
19,500	Morgan Stanley: Commodity Index Linked Notes Rule 144A‡#	(A-1,P-1)	11/17/08	2.428	29,318,445
28,500	Natixis Financial Products, Inc.: Commodity Index Linked Notes Rule 144A‡#	(A-1+,P-1)	12/08/08	2.507	38,781,090

TOTAL STRUCTURED NOTES (Cost $214,100,000)					304,235,920

VARIABLE RATE CORPORATE OBLIGATIONS (6.0%)
Diversified Financials (6.0%)
10,000	Axon Financial Funding LLC, Rule 144A Series MTN, Notes‡#ø	(D, B2)	06/16/08	2.778	5,400,000
12,500	Axon Financial Funding LLC, Rule 144A Series MTN, Notes‡#ø	(D, B2)	06/20/08	2.448	6,750,000
6,891	Cheyne Finance LLC, Rule 144A Series MTN, Notes‡#ø	(D, Ca)	05/20/08	2.645	793,779
17,000	IBM Corp., Rule 144A‡#	(A+,A1)	09/02/08	2.421	16,994,060
15,000	IBM Corp., Rule 144A‡#	(A+,A1)	09/08/08	2.491	14,998,215
16,000	Procter & Gamble International Funding SCA#	(AA-, Aa3)	08/19/09	2.939	16,048,304
18,000	Stanfield Victoria Funding LLC, Rule 144A, Series MTN, Notes‡#ø	(D, B2)	03/27/08	2.808	10,260,000

TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $95,292,066)					71,244,358

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (38.0%)
$33,000	Fannie Mae Discount Notes §	(AAA, Aaa)	08/06/08	2.200	$32,990,262
35,000	Fannie Mae Discount Notes §	(AAA, Aaa)	08/18/08	2.028	34,963,143
330	Fannie Mae Discount Notes	(AAA, Aaa)	09/15/08	2.506	329,109
4,950	Fannie Mae Discount Notes	(AAA, Aaa)	12/04/08	2.517	4,907,460
22,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/06/08	2.189	21,993,553
67,700	Federal Home Loan Bank Discount Notes §	(AAA, Aaa)	08/22/08	2.506	67,612,328
21,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/22/08	2.500	21,385,168
17,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	11/14/08	2.422	16,878,280
2,500	Federal Home Loan Bank Discount Notes §	(AAA, Aaa)	12/17/08	2.533	2,476,280
35,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	12/22/08	2.623	34,655,915
33,000	Federal Home Loan Bank Notes#§	(AAA, Aaa)	07/10/09	2.615	32,976,999
29,700	Freddie Mac Discount Notes	(AAA, Aaa)	08/11/08	2.175	29,682,670
31,400	Freddie Mac Discount Notes §	(AAA, Aaa)	09/02/08	2.392	31,338,316
14,800	Freddie Mac Discount Notes §	(AAA, Aaa)	09/08/08	2.050	14,764,432
43,900	Freddie Mac Discount Notes §	(AAA, Aaa)	09/15/08	2.330	43,770,495
9,800	Freddie Mac Discount Notes	(AAA, Aaa)	09/22/08	2.261	9,769,424
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	10/10/08	2.504	2,986,320
1,200	Freddie Mac Discount Notes §	(AAA, Aaa)	11/17/08	2.328	1,191,162
40,173	Freddie Mac Discount Notes	(AAA, Aaa)	12/08/08	2.515	39,816,706
4,200	Freddie Mac Discount Notes	(AAA, Aaa)	06/22/09	2.825	4,096,676

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $448,571,781)					448,584,698

Number of Shares

SHORT-TERM INVESTMENTS (21.4%)
252,714,759	State Street Navigator Prime Portfolio§§			252,714,759

Par (000)
$246	State Street Bank and Trust Co. Euro Time Deposit	08/01/08	0.850	246,000

TOTAL SHORT-TERM INVESTMENTS (Cost $252,960,759)				252,960,759

Number of Shares

WHOLLY-OWNED SUBSIDIARY (11.9%)
9,377,767	Credit Suisse Cayman Commodity Fund I, Ltd. (Cost $128,602,348)			141,139,145

TOTAL INVESTMENTS AT VALUE (121.0%) (Cost $1,351,314,752)				1,429,644,223

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.0%)				(247,784,330)

NET ASSETS (100.0%)				$1,181,859,893

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

CDO = Collateralized Debt Obligation

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2008.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2008, these securities amounted to a value of $359,431,974 or 30.41% of net assets.

*	Securities considered illiquid. The total value of such securities as of July 31, 2008 was $551,014 or 0.05% of net assets.
ø	Bond is currently in default.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract.  Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index.  Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At July 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $1,351,314,752, $102,932,020, $(24,602,549), $78,329,471, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 26, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 26, 2008